Right-of-Use Assets	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
11.	RIGHT-OF-USE ASSETS

	Leasehold Land s	Buildings	Telecommunications towers and related assets	Equipment	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2019
Carrying amount	21,568	7,079	27,354	9,311	212	65,524
As of December 31, 2019
Carrying amount	20,952	8,289	23,740	8,361	207	61,549
For the year ended December 31, 2019
Depreciation charge	732	2,968	6,966	1,612	65	12,343

For the year ended December 31, 2019, expenses relating to short-term leases and other leases with lease terms ended within 12 months of the date of initial application of IFRS 16 amounting to RMB939, expenses relating to leases of low value assets (excluding short-term leases of low value assets) amounting to RMB45 and variable lease payments not included in the measurement of lease liabilities amounting to RMB4,640, are recognized in profit or loss.
For the year ended December 31, 2019, total cash outflow for leases is RMB18,240, and additions to right-of-use assets are RMB9,172.
The Group leases telecommunications towers and related assets, land and buildings, equipment and other assets for its operations. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable
period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.
As of December 31, 2019, the portfolio of short-term leases is similar to the portfolio of short-term leases to which the short-term lease expense disclosed above in this note.